UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2006

Legg Mason Partners

Variable High Yield Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Variable High Yield Bond Portfolio

Semi-Annual Report  •  June 30, 2006

What’s

Inside

Fund Objective

The Fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval.

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)i rose 1.7% in the fourth quarter of 2005—the first quarter in which GDP growth did not surpass 3.0% in nearly three years—the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006, GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firming…will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

Both short- and long-term yields rose over the reporting period, causing the overall bond market to decline. During the six months ended June 30, 2006, two-year Treasury yields increased from 4.41% to 5.16%. Over the same period, 10-year Treasury yields moved from 4.39% to 5.15%. Short-term rates rose in concert with the Fed’s repeated rate hikes, while long-term rates rose on fears of mounting inflationary

Legg Mason Partners Variable High Yield Bond Portfolio         I

pressures. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Bond Index,iv returned -0.72%.

The high yield market generated positive returns during the reporting period, supported by strong corporate profits and overall low default rates. These factors tended to overshadow several company specific issues, mostly in the automobile industry, and a decline late in the period. During the six-month period ended June 30, 2006, the Citigroup High Yield Market Indexv returned 2.86%.

Because of weakness late in the reporting period, emerging markets debt produced negative results over the six-month period, as the JPMorgan Emerging Markets Bond Index Globalvi returned -0.69%. A strong global economy, solid domestic spending and high energy and commodity prices supported many emerging market countries. However, in our opinion, these positives were not enough to offset the negatives associated with rising U.S. interest rates.

Performance Update1

For the six months ended June 30, 2006, Class I shares of the Legg Mason Partners Variable High Yield Bond Portfolio

Performance Snapshot as of June 30, 2006 (unaudited)

6 Months
Variable High Yield Bond Portfolio[1] — Class I Shares	2.32%

Citigroup High Yield Market Index	2.86%

Lipper Variable High Current Yield Funds Category Average	2.39%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.
Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Class II shares returned 2.21% over the six months ended June 30, 2006.
Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

II         Legg Mason Partners Variable High Yield Bond Portfolio

returned 2.32%. The Fund’s unmanaged benchmark, the Citigroup High Yield Market Index, returned 2.86% for the same period. The Lipper Variable High Current Yield Funds Category Average2 increased 2.39% over the same time frame.

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of Western Asset Management Company (“Western Asset”) as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

During the reporting period, the Fund’s management was assumed by a team of seasoned investment professionals from Western Asset. The Fund’s portfolio managers include: S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan, Timothy J. Settel, and Ian R. Edmonds.

The Fund was formerly known as Salomon Brothers Variable High Yield Bond Fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s Manager have, in recent

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 103 funds in the Fund’s Lipper category.

Legg Mason Partners Variable High Yield Bond Portfolio         III

years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 28, 2006

IV         Legg Mason Partners Variable High Yield Bond Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: High yield bonds involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi	JPMorgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

Legg Mason Partners Variable High Yield Bond Portfolio         V

Fund at a Glance (unaudited)

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class I	2.32%	$1,000.00	$1,023.20	1.00%	$5.02

Class II	2.21	1,000.00	1,022.10	1.25	6.27

(1)	For the six months ended June 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class I	5.00%	$1,000.00	$1,019.84	1.00%	$5.01

Class II	5.00	1,000.00	1,018.60	1.25	6.26

(1)	For the six months ended June 30, 2006.
(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         3

Schedule of Investments (June 30, 2006) (unaudited)

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 82.5%
Aerospace & Defense — 1.3%
$325,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$313,625
	DRS Technologies Inc., Senior Subordinated Notes:
200,000	6.875% due 11/1/13	193,500
240,000	6.625% due 2/1/16	233,400
25,000	7.625% due 2/1/18	25,000
360,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	367,200
150,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	141,750

	Total Aerospace & Defense	1,274,475

Airlines — 0.4%
100,000	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	100,188
	Continental Airlines Inc., Pass-Through Certificates:
15,396	Series 1998-1, Class C, 6.541% due 3/15/08	14,597
335,000	Series 2001-2, Class D, 7.568% due 12/1/06	334,359

	Total Airlines	449,144

Auto Components — 1.2%
215,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	204,250
125,000	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	138,417
50,000	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	55,063
149,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	159,057
665,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	625,100

	Total Auto Components	1,181,887

Automobiles — 2.0%
	Ford Motor Co.:
75,000	Debentures, 8.900% due 1/15/32	60,188
1,825,000	Notes, 7.450% due 7/16/31	1,327,687
50,000	Senior Notes, 4.950% due 1/15/08	47,085
	General Motors Corp., Senior Debentures:
150,000	8.250% due 7/15/23	118,875
540,000	8.375% due 7/15/33	437,400

	Total Automobiles	1,991,235

Biotechnology — 0.0%
35,000	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (a)	33,600

Building Products — 1.5%
	Associated Materials Inc.:
60,000	Senior Discount Notes, step bond to yield 15.827% due 3/1/14	36,450
475,000	Senior Subordinated Notes, 9.750% due 4/15/12	475,000
225,000	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	238,781

See Notes to Financial Statements.

4         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Building Products — 1.5% (continued)
$575,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	$559,188
175,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	160,125

	Total Building Products	1,469,544

Capital Markets — 0.4%
163,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	177,670
210,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	211,050

	Total Capital Markets	388,720

Chemicals — 2.3%
65,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	68,331
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	177,000
235,000	Chemtura Corp., 6.875% due 6/1/16	228,244
200,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	215,750
100,000	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	95,000
	Huntsman International LLC:
75,000	Senior Notes, 9.875% due 3/1/09	78,375
150,000	Senior Subordinated Notes, 10.125% due 7/1/09	153,000
50,000	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	55,875
175,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	190,750
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	80,906
160,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	164,800
390,000	Montell Finance Co. BV, 8.100% due 3/15/27 (a)	354,900
	Rhodia SA:
	Senior Notes:
50,000	7.625% due 6/1/10	49,750
49,000	10.250% due 6/1/10	52,553
203,000	Senior Subordinated Notes, 8.875% due 6/1/11	203,254
150,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	139,312

	Total Chemicals	2,307,800

Commercial Services & Supplies — 2.0%
75,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	73,125
	Allied Waste North America Inc.:
50,000	Senior Notes, 7.875% due 4/15/13	50,250
	Senior Notes, Series B:
50,000	8.500% due 12/1/08	52,000
117,000	9.250% due 9/1/12	124,605
100,000	7.250% due 3/15/15	96,000
225,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	214,875
50,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	56,625
	Corrections Corporation of America:
75,000	Senior Notes, 6.750% due 1/31/14	72,375
250,000	Senior Subordinated Notes, 6.250% due 3/15/13	236,250
205,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13	214,225

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         5

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Commercial Services & Supplies — 2.0% (continued)
$100,000	IKON Office Solutions Inc., Senior Notes 7.750% due 9/15/15	$99,500
135,000	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	143,437
125,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (b)(c)	125
540,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	554,850

	Total Commercial Services & Supplies	1,988,242

Communications Equipment — 0.6%
700,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	598,500

Computers & Peripherals — 1.0%
125,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	128,750
	SunGard Data Systems Inc.:
225,000	Senior Notes, 9.125% due 8/15/13 (a)	234,563
615,000	Senior Subordinated Notes, 10.250% due 8/15/15 (a)	638,831

	Total Computers & Peripherals	1,002,144

Construction Materials — 0.3%
265,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.876% due 3/1/14	193,119
125,000	Texas Industries Inc., Senior Notes, 7.250% due 7/15/13	124,375

	Total Construction Materials	317,494

Consumer Finance — 3.2%
	Ford Motor Credit Co., Notes:
445,000	6.625% due 6/16/08	423,736
380,000	7.000% due 10/1/13	327,485
	General Motors Acceptance Corp.:
1,890,000	Bonds, 8.000% due 11/1/31	1,821,366
680,000	Notes, 6.875% due 8/28/12	641,457

	Total Consumer Finance	3,214,044

Containers & Packaging — 2.0%
150,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	163,125
450,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	447,750
	Graphic Packaging International Corp.:
100,000	Senior Notes, 8.500% due 8/15/11	100,250
225,000	Senior Subordinated Notes, 9.500% due 8/15/13	223,875
175,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	181,125
	Owens-Brockway Glass Container Inc.:
275,000	Senior Notes, 8.250% due 5/15/13	277,063
150,000	Senior Secured Notes, 7.750% due 5/15/11	151,875
165,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	165,825
	Pliant Corp.:
45,022	Senior Secured Notes, 11.625% due 6/15/09 (b)	48,961
55,000	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (b)	58,300
120,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	47,400
175,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	166,250
25,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	22,250

	Total Containers & Packaging	2,054,049

See Notes to Financial Statements.

6         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Diversified Consumer Services — 1.4%
$220,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (a)	$218,900
	Hertz Corp.:
200,000	Senior Notes, 8.875% due 1/1/14 (a)	206,000
900,000	Senior Subordinated Notes, 10.500% due 1/1/16 (a)	958,500

	Total Diversified Consumer Services	1,383,400

Diversified Financial Services — 7.3%
	Alamosa Delaware Inc.:
169,000	Senior Discount Notes, 12.000% due 7/31/09	179,985
100,000	Senior Notes, 11.000% due 7/31/10	110,000
175,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14	165,375
125,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	118,750
	Citisteel USA Inc., Senior Secured Notes:
110,000	12.490% due 9/1/10 (d)	114,125
95,000	15.000% due 10/1/10 (a)(e)	95,000
3,000,000	Dow Jones CDX HY, Pass-Through Trust, Series 6-T3, 8.125% due 6/29/11 (a)	2,943,750
114,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	120,698
320,000	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	353,376
325,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	330,687
205,000	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (a)	201,925
150,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	144,937
300,000	Standard Aero Holdings Inc., 8.250% due 9/1/14	268,500
837,000	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-1-2006, 7.548% due 5/1/16 (a)	821,659
255,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	270,300
190,000	UGS Corp., 10.000% due 6/1/12	205,200
850,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	852,125

	Total Diversified Financial Services	7,296,392

Diversified Telecommunication Services — 3.5%
	Cincinnati Bell Inc.:
275,000	7.000% due 2/15/15	260,562
25,000	Senior Subordinated Notes, 8.375% due 1/15/14	24,750
280,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	284,900
250,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	263,125
	Insight Midwest LP/Insight Capital Inc., Senior Notes:
25,000	9.750% due 10/1/09	25,563
110,000	10.500% due 11/1/10	115,225

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         7

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Diversified Telecommunication Services — 3.5% (continued)
	Intelsat Bermuda Ltd., Senior Notes:
$300,000	9.250% due 6/15/16 (a)	$311,250
655,000	11.250% due 6/15/16 (a)	674,650
245,000	Intelsat Ltd., Notes, 7.625% due 4/15/12	203,350
170,000	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (a)	175,525
100,000	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	99,750
49,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	49,980
	Qwest Communications International Inc., Senior Notes:
30,000	7.500% due 2/15/14	29,400
100,000	Series B, 7.500% due 2/15/14 (a)	98,000
	Qwest Corp.:
945,000	Debentures, 6.875% due 9/15/33	822,150
65,000	Notes, 8.875% due 3/15/12	68,900

	Total Diversified Telecommunication Services	3,507,080

Electric Utilities — 0.8%
125,000	Allegheny Energy Supply Co. LLC, Senior Notes, 8.250% due 4/15/12 (a)	133,437
133,497	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	140,256
	Mirant Americas Generation LLC, Senior Notes:
300,000	8.300% due 5/1/11 (b)	297,750
125,000	9.125% due 5/1/31 (b)	121,875
80,000	Reliant Energy Inc., Senior Secured Notes, 9.250% due 7/15/10	80,400

	Total Electric Utilities	773,718

Energy Equipment & Services — 1.1%
319,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	306,240
50,000	Grant Prideco Inc., Senior Notes, 6.125% due 8/15/15 (a)	46,875
375,000	Hanover Compressor Co., Senior Notes, 8.625% due 12/15/10	390,000
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	55,550
300,000	Sonat Inc., Notes, 7.625% due 7/15/11	304,500

	Total Energy Equipment & Services	1,103,165

Food Products — 0.5%
	Dole Food Co. Inc.:
100,000	Debentures, 8.750% due 7/15/13	90,500
250,000	Senior Notes, 7.250% due 6/15/10	225,000
225,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	222,188

	Total Food Products	537,688

Health Care Providers & Services — 4.2%
150,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	158,063
175,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	166,906
550,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	530,750
175,000	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due 5/1/14	183,750
200,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	210,250

See Notes to Financial Statements.

8         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Health Care Providers & Services — 4.2% (continued)
	HCA Inc.:
$675,000	Debentures, 7.050% due 12/1/27	$594,537
100,000	Notes, 6.375% due 1/15/15	93,155
250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	246,250
150,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	143,250
325,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15	319,719
	Tenet Healthcare Corp., Senior Notes:
225,000	7.375% due 2/1/13	206,437
950,000	9.875% due 7/1/14	954,750
120,000	6.875% due 11/15/31	96,600
300,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	293,250

	Total Health Care Providers & Services	4,197,667

Hotels, Restaurants & Leisure — 5.7%
175,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	179,812
300,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	286,125
	Caesars Entertainment Inc.:
425,000	Senior Notes, 7.000% due 4/15/13	433,160
	Senior Subordinated Notes:
50,000	9.375% due 2/15/07	51,000
100,000	8.125% due 5/15/11	105,875
175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	176,313
160,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	160,000
225,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	212,062
175,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	177,188
425,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	440,227
255,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	272,212
225,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	213,469
100,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15 (a)	104,875
175,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	163,188
	MGM MIRAGE Inc., Senior Notes:
25,000	6.750% due 9/1/12	24,188
100,000	6.625% due 7/15/15	93,750
150,000	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	144,375
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
150,000	7.125% due 8/15/14	145,875
125,000	6.875% due 2/15/15	118,438
225,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	210,937
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
75,000	8.250% due 3/15/12	75,563
100,000	8.750% due 10/1/13	104,750
30,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	31,725
200,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	204,750
225,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (a)	219,094
550,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	576,812

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         9

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Hotels, Restaurants & Leisure — 5.7% (continued)
	Station Casinos Inc., Senior Subordinated Notes:
$375,000	6.875% due 3/1/16	$351,562
100,000	6.625% due 3/15/18	91,000
150,000	Tunica-Biloxi Gaming Authority, Senior Notes, 9.000% due 11/15/15 (a)	154,500
200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	203,000

	Total Hotels, Restaurants & Leisure	5,725,825

Household Durables — 1.9%
35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	35,350
	Beazer Homes USA Inc., Senior Notes:
35,000	6.875% due 7/15/15	32,025
195,000	8.125% due 6/15/16 (a)	188,419
150,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	155,625
165,000	K Hovnanian Enterprises, Senior Notes, 7.500% due 5/15/16	153,862
530,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	528,675
600,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	613,500
75,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 8.678% due 9/1/12	61,125
100,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	100,500

	Total Household Durables	1,869,081

Household Products — 0.5%
	Nutro Products Inc.:
40,000	Senior Notes, 9.230% due 10/15/13 (a)(d)	40,950
90,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	93,037
	Spectrum Brands Inc., Senior Subordinated Notes:
245,000	8.500% due 10/1/13	210,700
11,000	7.375% due 2/1/15	8,993
150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (a)	145,500

	Total Household Products	499,180

Independent Power Producers & Energy Traders — 3.1%
110,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	108,905
	AES Corp.:
	Senior Notes:
50,000	9.500% due 6/1/09	53,250
250,000	9.375% due 9/15/10	268,750
330,000	8.875% due 2/15/11	348,150
65,000	7.750% due 3/1/14	65,650
70,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	75,600
150,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (b)	157,875
	Dynegy Holdings Inc., Senior Debentures:
225,000	7.125% due 5/15/18	198,000
250,000	7.625% due 10/15/26	220,000

See Notes to Financial Statements.

10         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Independent Power Producers & Energy Traders — 3.1% (continued)
	Edison Mission Energy, Senior Notes:
$125,000	7.730% due 6/15/09	$126,875
50,000	7.500% due 6/15/13 (a)	49,250
290,000	7.750% due 6/15/16 (a)	286,375
	NRG Energy Inc., Senior Notes:
125,000	7.250% due 2/1/14	122,187
1,020,000	7.375% due 2/1/16	997,050

	Total Independent Power Producers & Energy Traders	3,077,917

Industrial Conglomerates — 0.4%
154,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	165,935
250,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	265,000

	Total Industrial Conglomerates	430,935

Insurance — 0.4%
410,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	419,225

Internet & Catalog Retail — 0.2%
195,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	193,050

IT Services — 0.2%
	Iron Mountain Inc., Senior Subordinated Notes:
175,000	8.250% due 7/1/11	175,070
75,000	8.625% due 4/1/13	75,375

	Total IT Services	250,445

Machinery — 2.0%
	Case New Holland Inc., Senior Notes:
75,000	9.250% due 8/1/11	79,312
250,000	7.125% due 3/1/14 (a)	240,000
35,000	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	33,688
175,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	190,750
300,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.986% due 4/15/14	253,500
	Terex Corp., Senior Subordinated Notes:
75,000	9.250% due 7/15/11	80,062
1,050,000	Series B, 10.375% due 4/1/11	1,115,625

	Total Machinery	1,992,937

Media — 11.1%
525,000	Affinion Group Inc., 10.125% due 10/15/13 (a)	530,250
	AMC Entertainment Inc.:
55,000	Senior Note, Series B, 8.625% due 8/15/12	56,788
545,000	Senior Subordinated Notes, 11.000% due 2/1/16	585,875
25,000	Block Communications Inc., Senior Notes, 8.250% due 12/15/15 (a)	24,125
175,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	174,125
300,000	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	298,500
175,000	CBD Media Holdings LLC, Senior Notes, 9.250% due 7/15/12	175,000
13,000	CCH I Holdings LLC, Senior Accreting Notes, 10.000% due 5/15/14 (a)	7,865

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         11

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Media — 11.1% (continued)
	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes:
$72,000	9.920% due 4/1/14	$43,560
35,000	Step bond to yield 17.441% due 1/15/15	18,725
338,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	297,440
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13	122,500
	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes:
150,000	9.625% due 11/15/09	116,250
750,000	10.250% due 9/15/10	755,625
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes:
150,000	8.625% due 4/1/09	116,250
60,000	10.750% due 10/1/09	47,700
450,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	452,812
150,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	151,688
55,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	51,425
	CSC Holdings Inc.:
125,000	Debentures, Series B, 8.125% due 8/15/09	127,813
	Senior Debentures:
175,000	7.875% due 2/15/18	175,438
200,000	7.625% due 7/15/18	199,000
	Senior Notes:
125,000	6.750% due 4/15/12 (a)	121,250
100,000	Series B, 7.625% due 4/1/11	100,500
	Dex Media Inc., Discount Notes:
175,000	Step bond to yield 3.373% due 11/15/13	148,313
220,000	Step bond to yield 8.345% due 11/15/13	186,450
73,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	79,478
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
49,000	8.375% due 3/15/13	51,573
410,000	6.375% due 6/15/15	380,275
	EchoStar DBS Corp., Senior Notes:
575,000	6.625% due 10/1/14	541,937
140,000	7.125% due 2/1/16 (a)	135,450
75,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	62,250
100,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	84,500
155,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (a)	164,300
275,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	255,750
310,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	331,700

See Notes to Financial Statements.

12         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Media — 11.1% (continued)
	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes:
$80,000	11.000% due 7/15/13	$84,700
125,000	8.500% due 10/15/15	120,625
235,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	226,775
400,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16 (a)	394,000
	R.H. Donnelley Corp.:
	Senior Discount Notes:
100,000	Series A-1, 6.875% due 1/15/13 (a)	92,500
200,000	Series A-2, 6.875% due 1/15/13 (a)	185,000
450,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (a)	456,187
75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	82,688
125,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	130,156
	Rainbow National Services LLC:
260,000	Senior Notes, 8.750% due 9/1/12 (a)	274,300
150,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	166,875
	Rogers Cable Inc.:
275,000	Senior Second Priority Debentures, 8.750% due 5/1/32	297,687
40,000	Senior Secured Second Priority Notes, 6.750% due 3/15/15	38,300
225,000	Salem Communications Holding Corp., Senior Subordinated Notes Series B, 9.000% due 7/1/11	235,687
475,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	484,500
200,000	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	204,500
200,000	Videotron Ltee, Senior Notes, 6.375% due 12/15/15	183,500
	XM Satellite Radio Inc., Senior Notes:
80,000	9.649% due 5/1/13 (a)(d)	73,800
325,000	9.750% due 5/1/14 (a)	299,000

	Total Media	11,203,260

Metals & Mining — 1.0%
150,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	162,750
75,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (a)	72,596
415,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (a)	456,500
235,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	243,225
100,000	Vale Overseas Ltd., Notes, 6.250% due 1/11/16	95,750

	Total Metals & Mining	1,030,821

Multiline Retail — 0.5%
	Neiman Marcus Group Inc.:
215,000	Senior Notes, 9.000% due 10/15/15 (a)	225,750
220,000	Senior Subordinated Notes, 10.375% due 10/15/15 (a)	234,850
50,000	Saks Inc., Notes, 9.875% due 10/1/11	53,750

	Total Multiline Retail	514,350

Office Electronics — 0.3%
300,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	302,625

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         13

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Oil, Gas & Consumable Fuels — 8.4%
$395,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	$402,900
	Chesapeake Energy Corp., Senior Notes:
60,000	7.625% due 7/15/13	60,675
275,000	7.500% due 6/15/14	275,687
50,000	7.000% due 8/15/14	48,625
50,000	6.500% due 8/15/17	45,875
375,000	6.250% due 1/15/18	344,062
215,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	227,900
	Compagnie Generale de Geophysique SA:
25,000	7.500% due 5/15/15	24,563
60,000	Senior Notes, 7.500% due 5/15/15 (a)	58,950
	El Paso Corp.:
	Medium-Term Notes:
750,000	7.800% due 8/1/31	732,187
925,000	7.750% due 1/15/32	905,344
275,000	Notes, 7.875% due 6/15/12	281,187
250,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	241,250
225,000	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	231,188
100,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	92,000
325,000	Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	303,875
230,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (a)	230,863
275,000	Kerr-McGee Corp., Secured Notes, 6.875% due 9/15/11	285,581
135,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (a)	130,613
720,000	Northwest Pipelines Corp., Senior Notes, 7.000% due 6/15/16 (a)	719,100
175,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	175,438
200,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	218,000
230,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (a)	230,000
125,000	Petronas Capital Ltd., Notes, 7.875% due 5/22/22 (a)	143,525
	Pogo Producing Co., Senior Subordinated Notes:
200,000	7.875% due 5/1/13 (a)	201,500
100,000	Series B, 8.250% due 4/15/11	103,125
385,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	385,000
20,000	SESI LLC, Senior Notes, 6.875% due 6/1/14 (a)	19,350
	Stone Energy Corp., Senior Subordinated Notes:
100,000	8.250% due 12/15/11	101,500
250,000	6.750% due 12/15/14	252,188
150,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	159,000
	Whiting Petroleum Corp., Senior Subordinated Notes:
75,000	7.250% due 5/1/12	72,375
250,000	7.000% due 2/1/14	237,500
	Williams Cos. Inc.:
	Notes:
125,000	7.875% due 9/1/21	127,500
325,000	8.750% due 3/15/32	355,062
75,000	Senior Notes, 7.625% due 7/15/19	76,500

	Total Oil, Gas & Consumable Fuels	8,499,988

See Notes to Financial Statements.

14         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Paper & Forest Products — 1.9%
	Abitibi-Consolidated Inc.:
$200,000	Debentures, 8.850% due 8/1/30	$170,000
100,000	Notes, 7.750% due 6/15/11	92,250
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	101,500
440,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	446,600
300,000	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	267,000
125,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	122,500
60,000	Domtar Inc., Notes, 5.375% due 12/1/13	48,900
	NewPage Corp.:
360,000	Senior Secured Notes, 11.399% due 5/1/12 (d)	394,200
95,000	Senior Subordinated Notes, 12.000% due 5/1/13	98,800
75,000	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (a)	74,409
150,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	137,250

	Total Paper & Forest Products	1,953,409

Personal Products — 0.2%
50,000	DEL Laboratories Inc., Senior Secured Notes, 10.149% due 11/1/11 (a)(d)	51,500
135,000	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	140,400

	Total Personal Products	191,900

Pharmaceuticals — 0.8%
365,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	347,206
290,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	276,950
175,000	Warner Chilcott Corp., 8.750% due 2/1/15	181,125

	Total Pharmaceuticals	805,281

Real Estate Investment Trusts (REITs) — 1.1%
250,000	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	266,250
15,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	15,188
	Host Marriott LP, Senior Notes:
300,000	7.125% due 11/1/13	300,375
190,000	6.750% due 6/1/16 (a)	182,162
50,000	Series I, 9.500% due 1/15/07	51,500
225,000	Series O, 6.375% due 3/15/15	212,625
75,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	72,281

	Total Real Estate Investment Trusts (REITs)	1,100,381

Real Estate Management & Development — 0.2%
175,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12 (a)	162,750

Road & Rail — 0.5%
50,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.625% due 5/15/14 (a)	48,750
435,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	465,450

	Total Road & Rail	514,200

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         15

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Semiconductors & Semiconductor Equipment — 0.4%
$14,000	Amkor Technology Inc., Senior Subordinated Notes, 10.500% due 5/1/09	$14,385
505,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	421,675

	Total Semiconductors & Semiconductor Equipment	436,060

Software — 0.5%
170,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	165,325
320,000	UGS Capital Corp. II, Senior Notes, 10.380% due 6/1/11 (a)(d)(e)	318,400

	Total Software	483,725

Specialty Retail — 1.2%
	AutoNation Inc., Senior Notes:
65,000	7.045% due 4/15/13 (a)(d)	65,000
80,000	7.000% due 4/15/14 (a)	79,200
200,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	187,500
60,000	Brookstone Co. Inc., Senior Notes, 12.000% due 10/15/12 (a)	53,100
210,000	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	210,262
60,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (a)	68,850
125,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	120,625
120,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	129,300
50,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	53,000
215,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	202,100

	Total Specialty Retail	1,168,937

Textiles, Apparel & Luxury Goods — 0.6%
	Levi Strauss & Co., Senior Notes:
235,000	12.250% due 12/15/12	260,850
200,000	9.750% due 1/15/15	201,000
125,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	117,500

	Total Textiles, Apparel & Luxury Goods	579,350

Trading Companies & Distributors — 0.3%
270,000	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	270,000

Wireless Telecommunication Services — 2.1%
75,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	76,125
	Centennial Communications Corp., Senior Notes:
150,000	10.740% due 1/1/13 (d)	153,750
75,000	10.125% due 6/15/13	79,313
150,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	145,125
125,000	Dobson Cellular Systems Inc., First Priority Senior Secured Notes, 8.375% due 11/1/11	129,063
75,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	84,000
	Nextel Communications Inc., Senior Notes:
700,000	Series D, 7.375% due 8/1/15	712,997
150,000	Series E, 6.875% due 10/31/13	151,045

See Notes to Financial Statements.

16         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Wireless Telecommunication Services — 2.1% (continued)
$200,000	Rogers Wireless Communications Inc., Secured Notes, 7.500% due 3/15/15	$203,000
110,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	113,025
290,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	299,787

	Total Wireless Telecommunication Services	2,147,230

	TOTAL CORPORATE BONDS & NOTES (Cost — $84,195,630)	82,892,850

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
123,463	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (b)(c)(f) (Cost — $128,228)	0

CONVERTIBLE BONDS & NOTES — 0.2%
Semiconductors & Semiconductor Equipment — 0.1%
150,000	Amkor Technology Inc., 2.500% due 5/15/11	138,937

Wireless Telecommunication Services — 0.1%
50,000	American Tower Corp., Notes, 5.000% due 2/15/10	49,938

	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $168,703)	188,875

SOVEREIGN BONDS† — 6.5%
Argentina — 0.2%
	Republic of Argentina:
120,202EUR	7.500% due 5/23/02 (b)	45,312
50,000EUR	9.750% due 11/26/03 (b)	16,852
50,000EUR	9.500% due 3/4/04 (b)	19,328
100,000EUR	10.250% due 1/26/07 (b)	39,933
	GDP Linked Securities:
817,869ARS	0.000% due 12/15/35 (b)(d)	20,820
50,000EUR	0.000% due 12/15/35 (b)(d)	5,511
	Medium-Term Notes:
50,000EUR	7.000% due 3/18/04 (b)	19,407
200,000EUR	9.000% due 5/24/05 (a)(b)	77,629
75,000,000ITL	7.625% due 8/11/07 (b)	14,663

	Total Argentina	259,455

Brazil — 1.1%
	Federative Republic of Brazil:
85,000	12.250% due 3/6/30	124,950
	Collective Action Securities:
565,000	8.000% due 1/15/18	596,075
180,000	8.875% due 10/14/19	200,700
140,000	8.750% due 2/4/25	153,720

	Total Brazil	1,075,445

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         17

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount†	Security	Value

Chile — 0.1%
105,000	Republic of Chile, 5.500% due 1/15/13	$103,310

Colombia — 0.4%
	Republic of Colombia:
190,000	10.750% due 1/15/13	223,820
40,000	11.750% due 2/25/20	53,000
70,000	10.375% due 1/28/33	87,850

	Total Colombia	364,670

Ecuador — 0.1%
115,000	Republic of Ecuador, 9.000% due 8/15/30 (a)	111,263

El Salvador — 0.1%
	Republic of El Salvador:
95,000	7.750% due 1/24/23 (a)	101,175
20,000	8.250% due 4/10/32 (a)	21,000

	Total El Salvador	122,175

Malaysia — 0.1%
50,000	Federation of Malaysia, 7.500% due 7/15/11	53,292

Mexico — 1.3%
	United Mexican States:
6,000	7.500% due 1/14/12	6,375
60,000	11.375% due 9/15/16	81,900
	Medium-Term Notes:
340,000	5.625% due 1/15/17	317,730
25,000	8.300% due 8/15/31	28,994
	Bonds, Series A:
227,000	6.375% due 1/16/13	228,135
183,000	5.875% due 1/15/14	178,425
98,000	6.625% due 3/3/15	99,225
345,000	8.000% due 9/24/22	385,537

	Total Mexico	1,326,321

Panama — 0.2%
	Republic of Panama:
130,000	9.375% due 4/1/29	155,025
63,000	6.700% due 1/26/36	57,645

	Total Panama	212,670

Peru — 0.4%
	Republic of Peru:
130,000	9.875% due 2/6/15	152,750
55,000	8.750% due 11/21/33	61,462
72,750	FLIRB, 5.000% due 3/7/17 (d)	70,204
	Global Bonds:
20,000	8.375% due 5/3/16	21,650
100,000	7.350% due 7/21/25	98,500

	Total Peru	404,566

See Notes to Financial Statements.

18         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Face Amount†	Security	Value

Philippines — 0.3%
	Republic of the Philippines:
25,000	8.250% due 1/15/14	$26,063
25,000	8.875% due 3/17/15	27,125
125,000	9.375% due 1/18/17	137,812
25,000	9.875% due 1/15/19	28,938
60,000	10.625% due 3/16/25	74,511
50,000	9.500% due 2/2/30	57,357

	Total Philippines	351,806

Russia — 1.1%
	Russian Federation:
125,000	11.000% due 7/24/18 (a)	172,813
850,000	5.000% due 3/31/30 (a)	906,312

	Total Russia	1,079,125

South Africa — 0.1%
	Republic of South Africa:
75,000	9.125% due 5/19/09	80,625
30,000	6.500% due 6/2/14	30,075

	Total South Africa	110,700

Turkey — 0.5%
	Republic of Turkey:
36,000	11.500% due 1/23/12	41,355
30,000	11.000% due 1/14/13	34,387
100,000	7.250% due 3/15/15	94,250
33,000	7.000% due 6/5/20	29,618
65,000	11.875% due 1/15/30	89,050
69,000	8.000% due 2/14/34	65,291
121,000	Collective Action Securities, Notes, 7.375% due 2/5/25	109,505

	Total Turkey	463,456

Ukraine — 0.1%
65,000	Republic of Ukraine, 7.650% due 6/11/13 (a)	65,650

Uruguay — 0.1%
125,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	125,625

Venezuela — 0.3%
	Bolivarian Republic of Venezuela:
100,000	5.375% due 8/7/10	95,300
24,000	7.650% due 4/21/25	23,940
57,000	Bonds, 5.750% due 2/26/16	50,872
150,000	Collective Action Securities, Notes, 10.750% due 9/19/13	178,725

	Total Venezuela	348,837

	TOTAL SOVEREIGN BONDS (Cost — $6,401,802)	6,578,366

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         19

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
404,770	Home Interiors of Gifts Inc. (c)(f)*	$4,048

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
86	Imperial Sugar Co.	2,040

INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
4,310	Continental AFA Dispensing Co. (c)(f)*	23,705

MATERIALS — 0.0%
Chemicals — 0.0%
2,597	Applied Extrusion Technologies Inc., Class B Shares (c)(g)*	16,880

	TOTAL COMMON STOCKS (Cost — $258,219)	46,673

ESCROWED SHARES (f) — 0.0%
100,000	Breed Technologies Inc. (b)(c)*	0
75,000	Pillowtex Corp.*	0
52,961	Vlasic Foods International Inc. (b)(c)*	1,059

	TOTAL ESCROWED SHARES (Cost — $0)	1,059

PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.1%
Auto Components — 0.1%
6,000	Delphi Trust I, Cumulative Trust Preferred Securities, 8.250% (b)	91,800

ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
395	Chesapeake Energy Corp., 6.250%*	102,556

FINANCIALS — 0.0%
Diversified Financial Services (c)(f) — 0.0%
219	TCR Holdings Corp., Class B Shares*	0
121	TCR Holdings Corp., Class C Shares*	0
318	TCR Holdings Corp., Class D Shares*	0
658	TCR Holdings Corp., Class E Shares*	1

	TOTAL FINANCIALS	1

	TOTAL PREFERRED STOCKS (Cost — $258,428)	194,357

See Notes to Financial Statements.

20         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Warrants	Security	Value

WARRANTS — 0.0%
114,832	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), Expires 3/25/05 (b)(c)(f)*	$1
504	Pillowtex Corp., Expires 11/24/09 (c)(f)*	0
1,000	United Mexican States, Series XW05, Expires 11/9/06*	2,650
1,000	United Mexican States, Series XW10, Expires 10/10/06*	4,300
1,000	United Mexican States, Series XW20, Expires 9/1/06*	6,000

	TOTAL WARRANTS (Cost — $8,633)	12,951

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $91,419,643)	89,915,131

Face Amount
SHORT-TERM INVESTMENTS — 10.7%
Repurchase Agreement — 10.7%
$10,775,000	Merrill Lynch, Pierce, Fenner & Smith Inc. tri-party repurchase agreement dated 6/30/06, 5.150% due 7/3/06; Proceeds at maturity — $10,779,624; (Fully collateralized by Federal Home Loan Mortgage Corporation, zero coupon bonds, due 6/26/07; Market value — $10,993,509) (Cost — $10,775,000) (h)	10,775,000

Shares
Securities Purchased from Securities Lending Collateral — 0.0%
11,037	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $11,037)	11,037

	TOTAL SHORT-TERM INVESTMENTS (Cost — $10,786,037)	10,786,037

	TOTAL INVESTMENTS — 100.1% (Cost — $102,205,680#)	100,701,168
	Liabilities in Excess of Other Assets — (0.1)%	(178,220)

	TOTAL NET ASSETS — 100.0%	$100,522,948

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         21

Schedule of Investments (June 30, 2006) (unaudited) (continued)

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(b)	Security is currently in default.
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	All or a portion of this security is on loan (See Notes 1 and 3).
(h)	All or a portion of this security is segregated for extended settlements.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	— Argentine Peso
EUR	— Euro
FLIRB	— Front-Loaded Interest Reduction Bonds
GDP	— Gross Domestic Product
ITL	— Italian Lira

See Notes to Financial Statements.

22         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Statement of Assets and Liabilities (June 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $91,430,680)	$89,926,168
Repurchase agreement, at value (Cost — $10,775,000)	10,775,000
Cash	871
Interest receivable	1,883,903
Receivable for securities sold	453,647
Receivable for Fund shares sold	65,985

Total Assets	103,105,574

LIABILITIES:
Payable for securities purchased	2,134,028
Payable for Fund shares repurchased	220,641
Investment management fee payable	65,204
Payable for loaned securities collateral (Notes 1 and 3)	11,037
Distribution fees payable	5,301
Directors’ fees payable	3,200
Accrued expenses	143,215

Total Liabilities	2,582,626

Total Net Assets	$100,522,948

NET ASSETS:
Par value (Note 7)	$10,359
Paid-in capital in excess of par value	98,584,683
Undistributed net investment income	2,849,176
Accumulated net realized gain on investments and foreign currency transactions	583,242
Net unrealized depreciation on investments and foreign currencies	(1,504,512)

Total Net Assets	$100,522,948

Shares Outstanding:
Class I	7,646,354

Class II	2,713,123

Net Asset Value:
Class I	$9.70

Class II	$9.71

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         23

Statement of Operations (For the six months ended June 30, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$3,282,642
Income from securities lending	1,130

Total Investment Income	3,283,772

EXPENSES:
Investment management fee (Note 2)	325,763
Distribution fees (Note 5)	28,984
Shareholder reports (Note 5)	54,421
Legal fees	14,960
Audit and tax	13,034
Directors’ fees	8,372
Custody fees	5,100
Insurance	727
Registration fees	407
Transfer agent fees (Note 5)	298
Miscellaneous expenses	4,130

Total Expenses	456,196
Less: Fee waivers and/or expense reimbursements (Note 2)	(21,600)

Net Expenses	434,596

Net Investment Income	2,849,176

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	660,831
Foreign currency transactions	(378)

Net Realized Gain	660,453

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(2,057,216)
Foreign currencies	45

Change in Net Unrealized Appreciation/Depreciation	(2,057,171)

Net Loss on Investments and Foreign Currency Transactions	(1,396,718)

Increase in Net Assets From Operations	$1,452,458

See Notes to Financial Statements.

24         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

	2006	2005
OPERATIONS:
Net investment income	$2,849,176	$4,196,342
Net realized gain	660,453	1,189,244
Change in net unrealized appreciation/depreciation	(2,057,171)	(2,912,700)

Increase in Net Assets From Operations	1,452,458	2,472,886

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	—	(4,178,883)
Net realized gains	—	(1,205,202)

Decrease in Net Assets From Distributions to Shareholders	—	(5,384,085)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	37,615,342	23,570,394
Reinvestment of distributions	—	5,384,085
Cost of shares repurchased	(10,514,502)	(9,107,090)

Increase in Net Assets From Fund Share Transactions	27,100,840	19,847,389

Increase in Net Assets	28,553,298	16,936,190
NET ASSETS:
Beginning of period	71,969,650	55,033,460

End of period*	$100,522,948	$71,969,650

* Includes undistributed net investment income of:	$2,849,176	—

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         25

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares	2006(1)(2)		2005(1)	2004(1)	2003	2002	2001
Net Asset Value, Beginning of Period	$9.48		$9.88	$9.47	$8.11	$8.13	$8.39

Income (Loss) From Operations:
Net investment income	0.34		0.67	0.71	0.72	0.73	0.68
Net realized and unrealized gain (loss)	(0.12)		(0.29)	0.34	1.24	(0.14)	(0.25)

Total Income From Operations	0.22		0.38	1.05	1.96	0.59	0.43

Less Distributions From:
Net investment income	—		(0.61)	(0.64)	(0.60)	(0.61)	(0.69)
Net realized gains	—		(0.17)	—	—	—	—

Total Distributions	—		(0.78)	(0.64)	(0.60)	(0.61)	(0.69)

Net Asset Value, End of Period	$9.70		$9.48	$9.88	$9.47	$8.11	$8.13

Total Return(3)	2.32%		3.81%	11.09%	24.20%	7.31%	5.14%

Net Assets, End of Period (000s)	$74,181		$51,913	$47,916	$39,799	$20,469	$13,728

Ratios to Average Net Assets:
Gross expenses	1.02	%(4)	1.10%	1.14%	1.27%	1.52%	1.57%
Net expenses(5)(6)	1.00	(4)	1.00	1.00	1.00	1.00	1.00
Net investment income	7.07	(4)	6.72	7.28	7.86	8.97	9.13

Portfolio Turnover Rate	36%		53%	51%	50%	99%	88%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares(1)	2006(2)		2005	2004(3)
Net Asset Value, Beginning of Period	$9.50		$9.90	$9.53

Income (Loss) From Operations:
Net investment income	0.33		0.65	0.54
Net realized and unrealized gain (loss)	(0.12)		(0.30)	0.44

Total Income From Operations	0.21		0.35	0.98

Less Distributions From:
Net investment income	—		(0.58)	(0.61)
Net realized gains	—		(0.17)	—

Total Distributions	—		(0.75)	(0.61)

Net Asset Value, End of Period	$9.71		$9.50	$9.90

Total Return(4)	2.21%		3.55%	10.29%

Net Assets, End of Period (000s)	$26,342		$20,057	$7,117

Ratios to Average Net Assets:
Gross expenses	1.38	%(5)	1.41%	1.67	%(5)
Net expenses(6)(7)	1.25	(5)	1.25	1.25	(5)
Net investment income	6.80	(5)	6.48	6.91	(5)

Portfolio Turnover Rate	36%		53%	51%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	For the period February 26, 2004 (inception date) to December 31, 2004.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         27

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable High Yield Bond Portfolio (formerly known as Salomon Brothers Variable High Yield Bond Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (formerly known as Salomon Brothers Variable Series Funds Inc) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current

28         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(j) Expenses. Direct expenses are charged to the Fund; general expenses of the Company are allocated to the funds within the Company based on each fund’s relative net assets.

(k) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(l) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

For the period of this report, Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly at the annual rate of the Fund’s average net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.800%
Next $1 billion	0.775
Next $3 billion	0.750
Over $5 billion	0.700

30         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

During the six months ended June 30, 2006, the Fund’s Class I and II shares had expense limitations in place of 1.00% and 1.25%, respectively. During the six months ended June 30, 2006, SBAM waived a portion of its fee in the amount of $9,084. In addition, during the six months ended June 30, 2006, the Fund was reimbursed for expenses in the amount of $12,516.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.

Certain officers and one Director of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

3.	Investments

During the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$52,634,534

Sales	26,977,524

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,279,232
Gross unrealized depreciation	(2,783,744)

Net unrealized depreciation	$(1,504,512)

At June 30, 2006, the Fund loaned securities having a market value of $10,388. The Fund received cash collateral amounting to $11,037 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

4.	Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a syndicate of banks which allows the funds collectively to borrow up to $250 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2006, the commitment fee allocated to the Fund was $2,258. Since the line of credit was established, there have been no borrowings.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

5.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. For the six months ended June 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class I	—	$280	$30,018
Class II	$28,984	18	24,403

Total	$28,984	$298	$54,421

6.	Distributions to Shareholders by Class

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Net Investment Income
Class I	—	$3,060,081
Class II	—	1,118,802

Total	—	$4,178,883

Net Realized Gains
Class I	—	$872,431
Class II	—	332,771

Total	—	$1,205,202

7.	Capital Shares

At June 30, 2006, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Class I
Shares sold	3,235,442	$31,554,282	1,085,398	$10,813,016
Shares issued on reinvestment	—	—	414,822	3,932,513
Shares repurchased	(1,063,562)	(10,295,557)	(873,186)	(8,752,619)

Net Increase	2,171,880	$21,258,725	627,034	$5,992,910

Class II
Shares sold	624,821	$6,061,060	1,274,704	$12,757,378
Shares issued on reinvestment	—	—	152,797	1,451,572
Shares repurchased	(22,470)	(218,945)	(35,415)	(354,471)

Net Increase	602,351	$5,842,115	1,392,086	$13,854,479

32         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         33

Notes to Financial Statements (unaudited) (continued)

proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore has not received and will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBAM believes that this matter is not likely to have a material adverse effect on the Fund.

10.	Subsequent Events

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of Western Asset Management Company (“Western Asset”) as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA will provide administrative and certain oversight services to the Fund. LMPFA will delegate to the subadvisers the day-to-day portfolio management of the Fund, except, in certain cases, for the management of cash and short-term instruments. The Fund’s investment management fee will remain unchanged. For its services, LMPFA will pay the subadvisers 70% of the net management fee that it receives from the Fund. This fee will be

34         Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

divided between the subadvisers, on a pro rata basis, based on the assets allocated to each subadviser, from time to time.

The Fund’s Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during 2007.

11.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

Legg Mason Partners Variable High Yield Bond Portfolio 2006 Semi-Annual Report         35

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 26, 2006, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved new subadvisory agreement between the Manager and Western Asset Management Company (“Western Asset”) (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Fund’s prior management agreement with Salomon Brothers Asset Management Inc and were entered into in connection with an internal reorganization of the Manager’s and the prior manager’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser[s] took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included in

36         Legg Mason Partners Variable High Yield Bond Portfolio

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmark. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Fund, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Fund’s management fee and the Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the proforma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further

Legg Mason Partners Variable High Yield Bond Portfolio         37

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

noted that the terms and conditions of the New Management Agreement are substantially identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

38         Legg Mason Partners Variable High Yield Bond Portfolio

Legg Mason Partners

Variable High Yield Bond Portfolio

DIRECTORS Carol L. Colman Daniel P. Cronin Leslie H. Gelb R. Jay Gerken, CFA Chairman William R. Hutchinson Riordan Roett Jeswald W. Salacuse

INVESTMENT MANAGER

Legg Mason Partners
Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable High Yield Bond Portfolio and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

©2006 Legg Mason

Investor Services, LLC

Member NASD, SIPC

SR06-118

Legg Mason Partners Variable High Yield Bond Portfolio

The Fund is a separate investment fund of the Legg Mason Partners Variable Portfolios I, Inc., a Maryland corporation.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable High Yield Bond Fund name.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios I, Inc.

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios I, Inc.

Date: September 8, 2006

By:	/s/ Frances Guggino
(Frances Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Portfolios I, Inc.

Date: September 8, 2006